CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Apr. 09, 2021	Jun. 30, 2018
Investment activities
Settlement of liability with loan to joint venture			$ 6,964,101
Net assets acquisition by business combination	$ 6,612,410
Settlement of receivables through PPE contribution	2,164,156
Investment in kind in other related parties	714,359	$ 476,292	463,511
Arcadia asset acquisition financed by debt	7,637,972
Arcadia asset acquisition through issuance of capital	15,000,000
Non-monetary contributions in joint ventures	2,931,699	250,000	94,355
Investing activities	35,060,596	726,292	7,521,967
Financing Activities
Purchase option paid by a parent loan			(1,265,000)
Consideration for acquisition	(2,625,335)
Parent company investment			(14,558,347)
Capitalization of financial debt			13,720,000
Reverse recapitalization			(3,688,963)
Net assets incorporated of Semya			7,369,168
Acquisition of control of Semya S.A.			(3,684,585)
Total of Financing Activities	(2,625,335)		(2,107,727)
Non-current assets
Other financial assets	1,097,462	322,703	376,413
Intangible assets	67,342,362	35,333,464	39,616,426
Property, plant and equipment	47,954,596	41,515,106	43,834,548
Assets	394,589,957	297,561,369	242,467,297
Current liabilities
Borrowings	76,785,857	63,721,735	66,477,209
NON-CURRENT LIABILITIES
Borrowings	47,988,468	41,226,610	37,079,521
Total liabilities	304,299,653	236,811,887	180,372,431
Total equity	$ 90,290,304	$ 60,749,482	$ 62,094,866		$ 33,133,656
Insumos Agroquimicos S.A.
Financing Activities
Consideration for acquisition				$ (2,625,335)
Current assets
Cash and equivalents				555,804
Other current assets				24,981,656
Non-current assets
Deferred tax				106,952
Other financial assets				719,772
Intangible assets				2,923,897
Property, plant and equipment				1,952,045
Assets				31,240,126
Current liabilities
Trade and other payables				17,814,395
Borrowings				5,749,928
Deferred tax				(884,574)
NON-CURRENT LIABILITIES
Borrowings				178,820
Total liabilities				24,627,717
Total equity				$ 6,612,409